RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,055	$ 1,637	$ 1,684
Retirement benefit expense	88	93	78
Defined contributions plan expenses	77	77	69
Defined benefit plan expenses	11	16	9
Outstanding payments		0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	552	956	963
Defined benefit pension costs		0
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2	4	10
Equity securities	3	84	91
Other bonds	30	50	49
Short dated credit fund	81	126	127
Liability driven investments	225	370	347
Diversified growth funds	55	89	89
Market value of assets	396	723	713
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	156	233	250
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Defined benefit pension costs	0	0	0
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	120	6	2
Equity securities		50	60
Government bonds - fixed interest	43	201	163
Corporate bonds	197	246	316
Market value of assets	360	503	541
Pension plans | Other Countries
Disclosure of fair value of plan assets [line items]
Market value of assets	143	178	180
Pension plans | Other Countries | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7	5	5
Equity securities	49	55	51
Government bonds - fixed interest	7	5	9
Government bonds - Index Linked		4	4
Corporate bonds	10	11	10
Insurance contracts	21	33	37
Property	22	23	23
Other quoted securities	5	8	5
Market value of assets	121	144	144
Pension plans | Other Countries | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 22	$ 34	$ 36